Summary Information Relating to Non-performing Loans (Detail) Loans (Detail) - Gross Loans ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average impaired loans	₨ 205,526.0	$ 2,708.9	₨ 185,604.7	₨ 148,924.7
Interest income recognized on non-performing loans	₨ 11,881.0	$ 156.6	₨ 7,025.3	₨ 10,160.5